PAINEWEBBER MONEY MARKET FUND                                 SEMIANNUAL REPORT



                                                               October 15, 1998

Dear Shareholder,

We are pleased to present you with the semiannual report for the PaineWebber Money Market Fund (the "Fund") for the six-month period ended August 31, 1998.


GENERAL MARKET OVERVIEW

--------------------------------------------------------------------------------

[PICTURE]

U.S. bond market yields fell over the period, reflecting investor demand for high-quality securities and diminishing concern over inflation. The bond market traded in tandem with the dollar and the yield curve flattened as long-term rates fell more than short-term rates. Rates briefly rose in April of this year when the Federal Reserve announced it had shifted to a tightening bias, but dropped at month-end on good employment and inflation news.

In July the stock markets became more volatile, and investors shifted some of their assets into bonds, causing yields to fall and prices to rise. Reflecting investors' liquidity premium, Treasury bonds made large gains and corporate bonds were viewed as relatively less attractive.


PORTFOLIO REVIEW
--------------------------------------------------------------------------------

[PICTURE]

We remained somewhat bullish on the fixed income markets over the six months ended August 31, 1998, expecting interest rates to hold steady or fall slightly. We kept the Fund's weighted average maturity slightly above its peer group. The Fund's current yield for the seven-day period ended August 31, 1998 was 4.56% for Class A shares, 4.03% for Class B shares and 4.02% for Class C shares. The Fund's weighted-average maturity was 64 days, and net assets totaled $83.0 million as of August 31, 1998.


OUTLOOK
--------------------------------------------------------------------------------

[PICTURE]

We remain bullish on short rates because of the volatility in the marketplace. The demand for U.S. debt remains high as the "flight to quality" continues. We think the Federal Reserve may lower short-term rates again, depending on what happens in the U.S. stock market and in the world economies.

Because we expect interest rates to trend lower, we expect to keep the Fund's weighted average maturity slightly above that of its peer group.


--------------------------------------------------------------------------------
PAINEWEBBER
MONEY MARKET FUND
FUND PROFILE

[ARROW] Goal:
        Principal stability
        and current income

[ARROW] Portfolio Manager:
        Susan P. Ryan,
        Mitchell Hutchins
        Asset Management Inc.

[ARROW] Total Net Assets:
        $83.0 million as of
        August 31, 1998

[ARROW] Dividend Payments:
        Monthly

SEMIANNUAL REPORT


Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have.

For a quarterly Fund Profile on another mutual fund in the PaineWebber Family of Funds,(1) please contact your investment executive.



Sincerely,

/s/ Margo Alexander                       /s/ Dennis L. McCauley
--------------------------------          -------------------------------
MARGO ALEXANDER                           DENNIS L. McCAULEY
President                                 Managing Director and
Mitchell Hutchins Asset Management Inc.   Chief Investment Officer--Fixed Income
                                          Mitchell Hutchins Asset
                                          Management Inc.


/s/ Susan P. Ryan
--------------------------------
SUSAN P. RYAN
Senior Vice President
Mitchell Hutchins Asset Management Inc.


(1) Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

     This letter is intended to assist shareholders in understanding how the Fund performed during the six-month period ended August 31, 1998, and reflects our views at the time of writing this report. Of course, these views may change in response to changing circumstances. We encourage you to consult your investment executive regarding your personal investment program.

--------------------------------------------------------------------------------

PAINEWEBBER
MONEY MARKET
FUND

Asset Allocation,
August 31, 1998*

Commercial Paper 76.5%

Certificates of Deposit 6.3%

Short-term
Corporate Obligations 5.4%

U.S. Government
& Agency Obligations 2.4%

Bank Notes 9.4%


*    Percentage of portfolio assets; all allocations are subject to change.

PAINEWEBBER MONEY MARKET FUND

STATEMENT OF NET ASSETS                              AUGUST 31, 1998 (unaudited)

Principal
 Amount                                                                Maturity         Interest
  (000)                                                                  Dates           Rates                Value
  -----                                                                  -----           -----                -----

U.S. Government Agency Obligations--2.41%
$ 1,000   Federal Home Loan Bank................................       09/01/98           5.485%*         $   999,746
  1,000   Federal National Mortgage Association ................       09/01/98           5.230*            1,000,000
                                                                                                          -----------
Total U.S. Government Agency Obligations (cost--$1,999,746) ....                                            1,999,746
                                                                                                          -----------

Bank Notes--9.35%

Domestic--9.35%
    750   FCC National Bank ....................................       01/07/99           5.700               749,924
  2,000   Huntington National Bank .............................       05/03/99           6.460             2,009,779
  2,000   NationsBank N.A. .....................................       02/25/99           5.590             2,000,000
  2,000   Norwest Corporation ..................................       08/31/99           5.550             1,999,426
  1,000   Westpac Banking Corporation ..........................       04/23/99           5.730               999,635
                                                                                                          -----------
Total Bank Notes (cost--$7,758,764) ............................                                            7,758,764
                                                                                                          -----------
Certificates of Deposit--6.27

Domestic--2.77%
    500   Bankers Trust Corporation ............................       09/09/98           5.950               499,995
  1,800   Bankers Trust Corporation ............................       09/01/98       5.570 to 5.690*       1,799,212
                                                                                                          -----------
                                                                                                            2,299,207
                                                                                                          -----------

Yankee--3.50%
    400   Credit Agricole Indosuez .............................       02/18/99           5.650               400,000
  1,500   Societe Generale ..................................... 10/07/98 to 04/16/99 5.760 to 5.770        1,499,957
  1,000   Svenska Handelsbanken ................................       04/30/99           5.820             1,000,091
                                                                                                          -----------
                                                                                                            2,900,048
                                                                                                          -----------
Total Certificates of Deposit (cost--$5,199,255) ...............                                            5,199,255
                                                                                                          -----------
Commercial Paper@--76.56%

Asset Backed--Auto & Truck--2.41%
  2,000   New Center Asset Trust ...............................       09/14/98           5.530             1,996,006
                                                                                                          -----------
Asset Backed--Banking--1.18%
  1,000   Atlantis One Funding Corporation .....................       12/28/98           5.510               981,940
                                                                                                          -----------
Asset Backed--Miscellaneous--5.57%
  2,660   Asset Securitization Cooperative Corporation .........       10/29/98           5.530             2,636,301
    990   Delaware Funding Corporation .........................       09/23/98           5.570               986,630
  1,000   Triple-A One Funding Corporation .....................       09/04/98           5.540               999,538
                                                                                                          -----------
                                                                                                            4,622,469
                                                                                                          -----------

Auto & Truck--7.16%
  2,000   BMW US Capital Corporation ...........................       10/09/98           5.500             1,988,389
  2,000   Daimler-Benz North America Corporation ...............       12/09/98           5.470             1,969,915
  2,000   Ford Motor Credit Corporation ........................       10/22/98           5.510             1,984,388
                                                                                                          -----------
                                                                                                            5,942,692
                                                                                                          -----------

Banking--6.54%
  1,500   BCI Funding Corporation ..............................       09/15/98           5.520             1,496,780
  2,000   Nordbanken North America Incorporated ................       02/12/99           5.470             1,950,162
  2,000   Unifunding Incorporated ..............................       11/04/98           5.510             1,980,409
                                                                                                          -----------
                                                                                                            5,427,351
                                                                                                          -----------

PAINEWEBBER MONEY MARKET FUND

Principal
 Amount                                                                Maturity          Interest
  (000)                                                                  Dates            Rates                Value
 -----                                                                  -----            -----                 -----
Commercial Paper@ (concluded)

Broker-Dealer--6.25%
$ 4,000   Goldman Sachs Group L.P. .............................       09/01/98            5.830%          $ 4,000,000
  1,200   Merrill Lynch & Company, Incorporated ................       11/18/98            5.500             1,185,700
                                                                                                          -----------
                                                                                                            5,185,700
                                                                                                          -----------

Business Services--2.41%
  2,000   Block Financial Corporation ..........................       09/01/98            5.520             2,000,000
                                                                                                           -----------

Drugs, Health Care--6.03%
  1,000   Abbott Laboratories ..................................       09/08/98            5.500               998,931
  4,000   Bayer Corporation ....................................       09/01/98            5.820             4,000,000
                                                                                                           -----------
                                                                                                             4,998,931
                                                                                                          -----------

Electronics--2.40%
  2,000   Motorola Incorporated ................................       09/29/98            5.510             1,991,429
                                                                                                           -----------

Energy--4.82%
  4,000   Koch Industries Incorporated .........................       09/01/98            5.810             4,000,000
                                                                                                           -----------

Finance-Conduit--8.67%
  1,240   Commerzbank U.S. Finance Incorporated ................       11/18/98            5.490             1,225,250
  1,975   MetLife Funding Incorporated .........................       09/29/98            5.520             1,966,521
  4,000   UBS Finance (Delaware) Incorporated ..................       09/01/98            5.820             4,000,000
                                                                                                           -----------
                                                                                                             7,191,771
                                                                                                           -----------

Finance-Subsidiary--2.38%
  2,000   National Australia Funding (Delaware) Incorporated ...       11/23/98            5.490             1,974,685
                                                                                                           -----------

Insurance--5.98%
  3,000   General Re Corporation ...............................       10/27/98       5.500 to 5.510         2,974,302
  2,000   Prudential Funding Corporation .......................       10/06/98            5.530             1,989,247
                                                                                                           -----------
                                                                                                             4,963,549
                                                                                                           -----------

Manufacturing-Diversified--2.39%
  2,000   BTR Dunlop Finance Incorporated ......................       11/12/98            5.500             1,978,000
                                                                                                           -----------

Metals & Mining--3.11%
  2,600   U.S. Borax Incorporated .............................. 09/10/98 to 11/16/98 5.500 to 5.600         2,575,938
                                                                                                           -----------

Printing, Publishing--4.82%
  4,000   Gannett Company ......................................       09/01/98            5.800             4,000,000
                                                                                                           -----------

Telecommunications--4.44%
  2,000   BellSouth Telecommunications Incorporated ............       09/10/98            5.500             1,997,250
  1,700   Lucent Technologies Incorporated .....................       10/29/98            5.500             1,684,936
                                                                                                           -----------
                                                                                                             3,682,186
                                                                                                           -----------
Total Commercial Paper (cost--$63,512,647) .....................                                            63,512,647
                                                                                                           -----------

PAINEWEBBER MONEY MARKET FUND

Principal
 Amount                                                                Maturity         Interest
  (000)                                                                  Dates           Rates           Value
 -----                                                                  -----           -----           -----
Short-Term Corporate Obligations--5.42%

Broker-Dealer--3.61%
$ 1,500   Bear Stearns Companies, Incorporated ................. 04/05/99 to 06/14/99     5.800%     $ 1,500,000
  1,300   Credit Suisse First Boston ...........................       09/01/98           5.634        1,300,000
    200   Lehman Brothers Holdings Incorporated ................       11/10/98           6.590          200,230
                                                                                                     -----------
                                                                                                       3,000,230
                                                                                                     -----------

Computers--0.60%
    500   IBM Credit Corporation ...............................       09/01/98           5.650*         500,000
                                                                                                     -----------

Miscellaneous--1.21%
  1,000   Beta Finance Incorporated ............................       11/16/98           5.870        1,000,000
                                                                                                     -----------
Total Short-Term Corporate Obligations (cost--$4,500,230) ......                                       4,500,230
                                                                                                     -----------
Total Investments (cost--$82,970,642, which approximates cost
    for federal income tax purposes)--100.01% ..................                                      82,970,642
Liabilities in excess of other assets--(0.01)% .................                                         (11,318)
                                                                                                     -----------

Net Assets (applicable to 53,253,101, 17,933,345 and
     11,785,518 shares of Class A, Class B and Class C,
     respectively, each equivalent to $1.00 per
     share)--100.00% ...........................................                                     $82,959,324
                                                                                                     ===========

-----------------------
* Variable rate securities-maturity date reflects earlier of reset date or maturity date. The interest rates shown are the current rates as of August 31, 1998, and reset periodically.

@    Interest rates shown are discount rates at date of purchase.



                      Weighted average maturity--64 days




                See accompanying notes to financial statements

PAINEWEBBER MONEY MARKET FUND

STATEMENT OF OPERATIONS

                                                                                   For the Six
                                                                                   Months Ended
                                                                                  August 31, 1998
                                                                                   (unaudited)
                                                                                ------------------
Investment income:
Interest .......................................................                   $ 1,479,564
                                                                                   -----------

Expenses:
Investment advisory and administration .........................                       130,391
Service fees--Class A ..........................................                        36,720
Service and distribution fees--Class B .........................                        54,734
Service and distribution fees--Class C .........................                        30,690
State registration fees ........................................                        36,895
Legal and audit ................................................                        36,703
Reports and notices to shareholders ............................                        34,161
Transfer agency and service fees ...............................                        16,676
Directors fees .................................................                         5,250
Custody and accounting .........................................                         2,028
Other expenses .................................................                         9,069
                                                                                    ----------
                                                                                       393,317
                                                                                    ----------

Net investment income ..........................................                     1,086,247
Net realized loss from investment transactions .................                        (1,296)
                                                                                    ----------
Net increase in net assets resulting from
  operations ...................................................                   $ 1,084,951
                                                                                    ==========

STATEMENT OF CHANGES IN NET ASSETS

                                                              For the Six
                                                             Months Ended            For the
                                                           August 31, 1998         Year Ended
                                                              (unaudited)       February 28, 1998
                                                           ---------------      -----------------
From operations:
Net investment income ...................................    $  1,086,247         $  1,609,088
Net realized losses from investment transactions ........          (1,296)                (327)
                                                             ------------         ------------
Net increase in net assets resulting from operations ....       1,084,951            1,608,761
                                                             ------------         ------------

Dividends to shareholders from:
Net investment income--Class A ..........................        (648,630)            (663,134)
Net investment income--Class B ..........................        (278,794)            (713,255)
Net investment income--Class C ..........................        (158,823)            (232,699)
                                                             ------------         ------------
                                                               (1,086,247)          (1,609,088)
                                                             ------------         ------------
Net increase (decrease) in net assets from capital
  share transactions ....................................      49,954,459           (2,693,832)
                                                             ------------         ------------
Net increase (decrease) in net assets ...................      49,953,163           (2,694,159)

Net assets:
Beginning of period .....................................      33,006,161           35,700,320
                                                             ------------         ------------
End of period ...........................................    $ 82,959,324         $ 33,006,161
                                                             ============         ============


                See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS (unaudited)


ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

   PaineWebber Master Series, Inc. ("Master Series") was incorporated in Maryland on October 29, 1985 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end, diversified series investment company which currently offers two series of shares: PaineWebber Money Market Fund ("Fund") and PaineWebber Balanced Fund. The financial statements for PaineWebber Balanced Fund are not included herein.

   The Fund offers Class A, Class B and Class C shares. Each class represents interests in the same assets of the Fund and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency expenses. In addition, Class B shares automatically convert to Class A shares approximately six years after initial issuance. All classes of shares have equal voting privileges, except that each class has exclusive voting rights with respect to its service and/or distribution plan. All classes of shares may be obtained only through an exchange of shares of the corresponding class of other PaineWebber mutual funds.

   The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

   Valuation and Accounting for Investments--Investments are valued at amortized cost which approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

   Repurchase Agreements--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), an asset management subsidiary of PaineWebber and investment adviser and administrator of the Fund.

   Net Investment Income and Investment Transactions--Income and expenses (excluding class-specific expenses) are allocated proportionately to each class of shares based upon the relative net asset value of dividend-eligible shares of each class at the beginning of the day (after adjusting for current capital share activity of the respective clases). Realized gains and losses are allocated proportionately to each class of shares based upon the relative value of shares outstanding at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

   Dividends and Distributions--Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends and distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

NOTES TO FINANCIAL STATEMENTS (unaudited)


CONCENTRATION OF RISK

   The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

INVESTMENT ADVISER AND ADMINISTRATOR

   The Board of Directors of Master Series has approved an Investment Advisory and Administration Contract ("Advisory Contract") with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays Mitchell Hutchins an investment advisory and administration fee, which is accrued daily and paid monthly, at the annual rate of 0.50% of the Fund's average daily net assets. At August 31, 1998, the Fund owed Mitchell Hutchins $28,906 for investment advisory and administration fees.

DISTRIBUTION PLANS

   Mitchell Hutchins is the distributor of the Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. Under separate plans of service and/or distribution pertaining to the Class A, Class B and Class C shares, the Fund pays Mitchell Hutchins monthly service fees at the annual rate of 0.25% of the average daily net assets of each class of shares and monthly distrubution fees at an annual rate of 0.50% of the average daily net assets of Class B and Class C shares. At August 31, 1998 the Fund owed Mitchell Hutchins $24,853 in service and distribution fees.

   Mitchell Hutchins also receives the proceeds of the contingent deferred sales charges paid upon certain redemptions of Class A, Class B and Class C shares. Mitchell Hutchins has informed the Fund that for the six months ended August 31, 1998, it earned $82,767 in sales charges.

TRANSFER AGENCY SERVICE FEES

   PaineWebber provides transfer agency related services to the Fund pursuant to a delegation of authority from PFPC, Inc., the Fund's transfer agent, and is compensated for these services by PFPC, Inc., not the Fund. For the six months ended August 31, 1998, PaineWebber received from PFPC, Inc., not the Fund, approximately 52% of the total transfer agency and related service fees collected by PFPC, Inc. from the Fund.

OTHER LIABILITIES

   At August 31, 1998, the amounts payable for Fund shares repurchased and dividends payable aggregated $202,131 and $49,232, respectively.

NOTES TO FINANCIAL STATEMENTS (unaudited)


CAPITAL STOCK

   There are 10 billion shares of $0.001 par value common stock authorized for Master Series, of which 1 billion were allocated to the Fund. Transactions in shares of common stock, at $1.00 per share, were as follows:

                                                    Class A                      Class B                      Class C
                                           --------------------------   ------------------------    ---------------------------
                                               For the      For the        For the      For the        For the        For the
                                             Six Months      Year          Six Months      Year      Six Months        Year
                                                Ended        Ended          Ended        Ended         Ended          Ended
                                             August 31,  February 28,     August 31,   February 28,   August 31,    February 28,
                                                1998         1998           1998          1998          1998          1998
                                          ------------   ------------    -----------   ------------  ------------  ------------
Shares sold ............................   277,945,650    83,455,097     17,738,971    38,617,856     110,403,850     168,632,470
Shares repurchased .....................  (240,720,185)  (87,554,268)   (12,303,414)  (38,164,045)   (104,041,309)   (168,978,832)
Shares converted from Class B
  to Class A ...........................     2,496,485     4,719,104     (2,496,485)   (4,719,104)           --             --
Dividends reinvested                           549,187       555,101        268,773       592,135         112,936         150,654
                                          ------------   -----------    -----------   -----------    ------------    ------------
Net increase (decrease) in shares
  outstanding ..........................    40,271,137     1,175,034      3,207,845    (3,673,158)      6,475,477        (195,708)
                                          ============   ===========    ===========   ===========    ============    ============

FEDERAL TAX STATUS

   The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to federal excise tax.

   At February 28, 1998, the Fund had capital loss carryforwards of $11,343 available as a reduction, to the extent provided in the regulations, of future net realized gains, which will expire between February 28, 1999 and February 28, 2006. To the extent that such losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed.

PAINEWEBBER MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout each period is presented below:

                                                                                  Class A
                                                  ------------------------------------------------------------------------------
                                                    For the
                                                   Six Months                       For the Years Ended
                                                      Ended        -------------------------------------------------------------
                                                     August 31,         February 28,        February 29,     February 28,
                                                       1998        --------------------     ------------  --------------------
                                                   (unaudited)        1998        1997         1996          1995     1994
                                                   -----------        ----        ----         ----          ----     ----
Net asset value, beginning of period .........    $    1.00        $   1.00    $   1.00      $   1.00     $   1.00    $   1.00
                                                  ---------        --------    --------      --------     --------    --------
Net investment income ........................        0.022           0.042       0.040         0.046        0.037       0.016
Dividends from net investment income .........       (0.022)         (0.042)     (0.040)       (0.046)      (0.037)     (0.016)
                                                  ---------        --------    --------      --------     --------    --------
Net asset value, end of period ...............    $    1.00        $   1.00    $   1.00      $   1.00     $   1.00    $   1.00
                                                  =========        ========    ========      ========     ========    ========
Total investment return(1) ...................         2.18%           4.33%       4.11%         4.69%        3.95%       1.64%
                                                  =========        ========    ========      ========     ========    ========
Ratios/Supplemental data:
Net assets, end of period (000's) ............      $53,253         $12,983     $11,808       $23,735      $21,042     $14,204
Expenses to average net assets ...............         1.26%*          1.41%       1.42%         1.31%        1.06%       1.72%
Net investment income to average net assets ..         4.42%*          4.29%       4.09%        4.68%         3.85%       1.70%


------------------------------------------

*    Annualized

(1) Total investment return is calculated assuming a $1,000 investment in Fund shares on the first day of each period reported, reinvestment of all dividends and other distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for each class would be lower if sales charges were included. Total investment return for period of less than one year has not been annualized.

PAINEWEBBER MONEY MARKET FUND

                                                                                  Class B
                                                  -----------------------------------------------------------------
                                                    For the
                                                   Six Months                       For the Years Ended
                                                      Ended        ------------------------------------------------
                                                     August 31,      February 28,   February 29,     February 28,
                                                       1998        --------------   ------------  -----------------
                                                   (unaudited)     1998      1997      1996         1995      1994
                                                   -----------     ----      ----      ----         ----      ----
Net asset value, beginning of period ...........      $1.00     $  1.00   $  1.00   $  1.00       $  1.00      $1.00
                                                      -----      -------   -------   ------        -------     -----
Net investment income ..........................      0.019       0.037     0.035     0.041         0.032      0.011
Dividends from net investment income ...........     (0.019)     (0.037)   (0.035)   (0.041)       (0.032)    (0.011)
                                                     ------      -------   -------   ------        -------     ------
Net asset value, end of period .................     $ 1.00     $  1.00   $  1.00   $  1.00       $  1.00     $ 1.00
                                                     ======     =======   =======   =======       =======     ======
Total investment return(1) .....................       1.93%       3.81%     3.60%     4.18%         3.41%      1.12%
                                                     ======     =======   =======   =======       =======     ======

Ratios/Supplemental data:
Net assets, end of period (000's) ..............    $17,923     $14,715   $18,389   $26,592       $39,123     $9,819
Expenses to average net assets .................       1.85%*      1.90%     1.90%     1.79%         1.55%      2.25%
Net investment income to average net assets ....       3.82%*      3.78%     3.55%     4.17%         3.46%      1.16%


                                                                                  Class C
                                                  ----------------------------------------------------------------------
                                                    For the
                                                   Six Months                       For the Years Ended
                                                      Ended        -----------------------------------------------------
                                                     August 31,      February 28,       February 29,      February 28,
                                                       1998     ---------------------   ------------  ------------------
                                                   (unaudited)     1998        1997         1996        1995     1994
                                                   -----------     ----        ----         ----        ----      ----
Net asset value, beginning of period ...........   $   1.00       $ 1.00     $  1.00       $ 1.00       $ 1.00   $ 1.00
                                                   --------       ------     -------       ------       ------   ------
Net investment income ..........................      0.019        0.037       0.034        0.041        0.033    0.012
Dividends from net investment income ...........     (0.019)      (0.037)     (0.034)      (0.041)      (0.033)  (0.012)
                                                   --------       ------     -------       ------       ------   ------
Net asset value, end of period .................   $   1.00       $ 1.00     $  1.00       $ 1.00       $ 1.00   $ 1.00
                                                   ========       ======     =======       ======       ======   ======
Total investment return(1) .....................       1.93%        3.78%       3.50%        4.14%        3.44%    1.19%
                                                   ========       ======     =======       ======       ======   ======

Ratios/Supplemental data:
Net assets, end of period (000's) ..............   $ 11,783       $5,308     $ 5,504       $5,754       $16,137  $9,430
Expenses to average net assets .................       1.80%*       1.95%       1.99%        1.79%        1.55%    2.14%
Net investment income to average net assets ....       3.88%*       3.76%       3.47%        4.27%        3.35%    1.36%


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--------------------------------------------------------------------------------

DIRECTORS

E. Garrett Bewkes, Jr.
Chairman

Margo N. Alexander
Richard Q. Armstrong
Richard R. Burt
Mary C. Farrell
Meyer Feldberg
George W. Gowen
Frederic V. Malek
Carl W. Schafer

PRINCIPAL OFFICERS

Margo N. Alexander
President

Victoria E. Schonfeld
Vice President

Dianne E. O'Donnell
Vice President and Secretary

Paul H. Schubert
Vice President and Treasurer

Dennis McCauley
Vice President

Susan P. Ryan
Vice President

INVESTMENT ADVISER,
ADMINISTRATOR AND DISTRIBUTOR

Mitchell Hutchins Asset Management Inc.
1285 Avenue of the Americas
New York, New York 10019


The financial information included herein is taken from the records of the Fund without examination by independent auditors who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

                                 PaineWebber
                      (c) 1998 PaineWebber Incorporated
                                  Member SIPC


PaineWebber


------------------------------

MONEY MARKET
FUND



SEMIANNUAL REPORT

AUGUST 31, 1998